Debt	6 Months Ended
Jun. 30, 2023
Borrowings [abstract]
Debt

14. DEBT

This note provides information about the contractual terms of the Group’s interest-bearing loans and borrowings, which are measured at amortized cost.

	CURRENCY	NOMINAL INTEREST RATE	YEAR OF MATURITY	2022 FACE VALUE	2022 CARRYING AMOUNT	2022 FAIR VALUE	2023 FACE VALUE	2023 CARRYING AMOUNT	2023 FAIR VALUE
Unsecured Loan	USD	2.00%	2024	$18,000	$15,508	$14,629	$18,000	$16,183	$15,383
2021 Senior Secured Loans	USD	8.00%	2024	300,000	296,553	275,925	300,000	301,442	290,700
2022 Convertible Notes	USD	6.00%	2027	56,500	54,418	49,476	56,500	54,720	49,773
Instrument Financing Loans	EUR	1.70-2.60%	2022-2023	76	76	76	36	36	36

Balance at January 1, 2022	$301,129
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs
2022 Convertible Notes	$54,010
Repayments of borrowings
Instrument Financing Loans	(174)
Total changes from financing cash flows	53,836
Amortization of debt discount
Unsecured Loan	1,266
2021 Senior Secured Loan	8,454
2022 Convertible Notes	408
Amortization of debt discount arising from debt modifications
2021 Senior Secured Loan	1,284
Foreign exchange impact
Instrument Financing Loans	(13)
Total other changes	11,399
Balance at December 31, 2022	366,555
Changes from financing cash flows
Repayments of borrowings
Instrument Financing Loans	$(40)
Total changes from financing cash flows	(40)
Amortization of debt discount
Unsecured Loan	675
2021 Senior Secured Loan	4,889
2022 Convertible Notes	244
Foreign exchange impact
Instrument Financing Loans	25
Total other changes	5,833
Balance at June 30, 2023	372,348
Less: Debt due within one year	(301,444)
$70,904